UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            12/31/2008

Check here if Amendment     [  ];         Amendment Number:  _____
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Adams Street Partners, LLC
Address:     One North Wacker Drive, Suite 2200, Chicago, IL  60606-2823


Form 13F File Number:  28-12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael J. Jacobs
Title:    Vice President
Phone:    312-553-8486

Signature, Place, and Date of Signing:

      /S/ Michael J. Jacobs       Chicago, Illinois               02/06/2008
         [Signature]                [City, State]                   [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
       NONE

                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Value Total:    51256

Form 13F Information Table Entry Total:    11

Information for which we are requesting confidential treatment has been omitted from the public 13F report and filed separately with the Commission.

List of Other Included Managers:

No.     13F File Number     Name

1       28-2682             UBS Global Asset Management (Americas) Inc.


                                                    FORM 13F INFORMATION TABLE

                               TITLE OF               VALUE    SHARES/  SH/ PUT/ INVSTMT OTH           VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP      (x$1000)  PRN AMT  PRN CALL DSCRETN MGR       SOLE      SHARE       NONE
------------------------------ ---------- --------- -------- ---------- --- ---- ------- --- ---------- ---------- ----------
CBEYOND INC                    COMM STK   149847105    27594    1726800 SH       SHARED          962624     764176          0
COMSCORE INC                   COMM STK   20564W105    18276    1433387 SH       SHARED               0    1433387          0
JAZZ PHARMACEUTICALS INC       COMM STK   472147107     1053     545598 SH       SHARED          272799     272799          0
MEDASSETS INC                  COMM STK   584045108      148      22409 SH       SHARED               0      22409          0
NETEZZA CORP                   COMM STK   64111N101      287      44929 SH       SHARED            7805      37124          0
NXSTAGE MEDICAL INC            COMM STK   67072V103     2321     869125 SH       SHARED               0     869125          0
SAVVIS INC                     COMM STK   805423308      295      42779 SH       SHARED               0      42779          0
TEMPUR PEDIC INTERNATIONAL     COMM STK   88023U101      390      55036 SH       SHARED            5093      49943          0
ULTA SALON COSMETICS & FRAG    COMM STK   90384S303      506      61128 SH       SHARED           40751      20377          0
UNIVERSAL AMERICAN FINL CORP   COMM STK   913377107      158      39472 SH       SHARED               0      39472          0
XTENT INC                      COMM STK   984141101      228     842696 SH       SHARED          842696          0          0